PRINCIPAL PROTECTION FUNDS
                               SEMI-ANNUAL REPORT

                             IAI MONEY MARKET FUND,
                                IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)




                                     [LOGO]
                                      IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


                               SEMI-ANNUAL REPORT
                                  JULY 31, 1997
                                   (UNAUDITED)

  Chairman's letter.............................. 2

  Fund Manager's Reviews

      IAI MONEY MARKET FUND...................... 4

      IAI RESERVE FUND........................... 6

  Fund Portfolios

      IAI MONEY MARKET FUND...................... 8

      IAI RESERVE FUND.......................... 10

  Notes to Fund Portfolios...................... 13

  Statements of Assets and Liabilities.......... 14

  Statements of Operations...................... 15

  Statements of Changes in Net Assets........... 16

  Financial Highlights

      IAI MONEY MARKET FUND..................... 18

      IAI RESERVE FUND.......................... 19

  Notes to Financial Statements................. 20

  IAI Mutual Fund Family........................ 25

  Adviser, Custodian, Legal Counsel,
  Independent Auditors,

  Directors.......................Inside Back Cover

                                [GLOBE GRAPHIC]
                                CHAIRMAN'S LETTER
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


[PHOTO]
NOEL P. RAHN
CHAIRMAN

AN ELEVEN FOLD RISE IN 15 YEARS

On August 12, 1997, the U.S. stock market celebrated the fifteenth anniversary of the great bull market. Indeed, it's hard to believe that on August 12, 1982, the Dow Jones Industrial Average closed the day at just 777. In fifteen years, the U.S. stock market has risen from $1 trillion to $10 trillion in valuation, generating a total annual return of about 20%, the best 15-year stretch in history.

The American economic model, emphasizing capitalism, free trade, productivity and high technology, is now the envy of the world. Unemployment is at 4.8%, inflation is 2%, corporate profits continue to expand at a steady, though slowing rate, and there's nothing on the horizon to cause concern.

To be sure, the stock market is still a volatile place to be, with the month of August 1997 erasing the Dow gains of July 1997. Meanwhile, investor interest has recently shifted to some markets that have underperformed in recent years--small capitalization domestic stocks and international markets. One of the best performing markets in the world over the past twelve months was Russia, a country that is still making a wrenching transition from the old Soviet Union's planned economy. Another strong market for much of the year was in Hong Kong, which was transferred to Chinese control after years of British rule. Investing in Russia, Hong Kong and other emerging markets is not for the faint of heart, however, and that's why it is especially wise to let professional investment managers evaluate the risks and returns there and in other volatile countries.

Meanwhile, the U.S. bond market has posted better returns in recent months, as the news on inflation remains benign and interest rates trend downward. The Federal Reserve Board has stayed on the sidelines, raising interest rates just once last March. But you can be sure that the Fed will be ready to make a move if inflation fears return--and that's always a possibility. After all, the economy is at full employment. As the economy continues to grow, workers will have more leverage in negotiating their salaries and wages.

If you're an investor approaching retirement, then the income offered by bonds is particularly attractive in these days of low inflation. Even with a relatively low 6.5% yield offered by U.S. Treasury securities, the real returns offered by bonds are historically high compared to inflation. In addition, bond prices are typically less volatile than stocks, and that's another reason to invest in bonds if your investment time horizon is relatively short.

As for stocks, 1997 is turning out to be a very good year, notwithstanding two significant pullbacks in March and August. Most analysts did not expect the market to do this well after posting such solid returns in 1995 and 1996. But the U.S. stock market continues to surprise us.

The Dow Jones Industrial Average would have to go to nearly 100,000 by the year 2012 to match the performance of the past fifteen years. But then again, an 8,000 Dow was unthinkable in 1982.

                                [GLOBE GRAPHIC]
                                CHAIRMAN'S LETTER
                     IAI MONEY MARKET FUND, IAI RESERVE FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is listed below.

The risk in the second half of the year is biased toward higher growth and an upturn in inflation. First half economic results were erratic, with a strong quarter followed by a weak quarter. Neither reflects a true picture of the underlying expansion. Instead the pattern reflects statistically choppy spending. Consumer spending in the first half was influenced by seasonality (warmer winter, cooler spring), early tax refunds, and a growing trend toward employee bonuses/stock options (paid in lump sums in the first months of the year) instead of salary increases (paid in smaller monthly increments throughout the year). These conditions will not be repeated in the second half of the year. A third quarter rebound to about 3% real growth should follow the anemic second quarter results.

Our concern is that the apparent pause in the second quarter has done little to relieve rising economic pressures. Labor markets are operating at full capacity. In fact, we suspect businesses are beginning to miss opportunities because they are unable to find experienced help. Capacity utilization rates also reflect a lack of excess capacity. The U.S. has been able to use excess capacity from overseas to meet demand. However, growth now appears to be on the rise in other G7 countries. The results of recent elections in the U.K. and France have a clear pro-growth bias. Fiscal austerity and low inflation have less appeal to voters when unemployment rates are persistently high. A coordinated global expansion will help lift our exports but will remove some of the price competition that has helped restrain domestic inflation.

Monetary liquidity is ample to finance both economic growth and modest price increases. Domestically, broad money growth is expanding at a rate of about 7%. Globally, U.S. dollar-based credit has been growing at a double-digit rate for the last year. However, the Fed is likely to tolerate broad money growth and tight economic capacity until inflation begins to accelerate.

Please read the Fund Managers' Reviews which follow this letter for a detailed perspective on the Funds' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/S/ Noel P. Rahn
Noel P. Rahn
Chairman

                                [GLOBE GRAPHIC]
                              FUND MANAGER'S REVIEW
                              IAI MONEY MARKET FUND


[PHOTO]
TIMOTHY A. PALMER,
CFA
IAI MONEY MARKET
FUND MANAGER

IAI MONEY MARKET FUND

WHAT IS THE FUND'S OBJECTIVE?

The Fund's investment objective is to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. The Fund's goal is to maintain a stable share price of $1.00.

The Fund pursues its objective by investing in a variety of high quality money market securities, including the following:

*  U.S. Treasury Bills
*  U.S. Government short-term notes
*  Commercial paper issued by large
   corporations
*  Repurchase agreements
*  CDs issued by large banks

HOW HAS THE FUND PERFORMED?

The Fund earned returns of 1.25% and 2.42% for the second quarter and six months ended July 31, 1997, respectively. Both periods slighly exceeded the Lipper Money Market Fund Average which earned returns of 1.22% for the second quarter and 2.38% for the six month period.

Issue selection enabled the Fund to exceed the average Fund.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND?

There were no major changes in
strategy during the quarter.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Following evidence of an economic slowdown, the Federal Reserve chose not to raise the Fed Funds rate in May. This kept short-term rates quite stable during the quarter.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Recent economic reports showed mixed economic strength during the second quarter. Inflation reports have remained very constructive. However, we expect growth to accelerate in the second half resulting in cyclical pressures that will push the inflation rate 0.5% to 1% higher. Market expectations do not reflect this scenario. The Fund is structured to participate in the current rally but with an eye toward preserving value when signs of capacity constraints or accelerating inflation become visible.

                                [GLOBE GRAPHIC]
                              FUND MANAGER'S REVIEW
                              IAI MONEY MARKET FUND


NOTE TO CHAIRMAN'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI MONEY MARKET FUND ASSUMES REINVESTMENT OF ALL DIVIDENDS. THE IAI MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE SHARE VALUE OF $1.00 AND HISTORICALLY HAS ALWAYS ACHIEVED THIS OBJECTIVE. BUT, UNLIKE BANK DEPOSITS AND CDS, MONEY MARKET FUNDS ARE NOT GUARANTEED, AND THERE CAN BE NO ASSURANCE THAT A STABLE SHARE VALUE WILL BE MAINTAINED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

AVERAGE ANNUAL RETURNS 1+
THROUGH 7/31/97

                                                  Six                  Since Inception
                                                Months*      1 Year        1/05/93
======================================================================================
IAI MONEY MARKET FUND                            2.42%        4.89%         4.31%
--------------------------------------------------------------------------------------
Lipper Money Market Instrument Fund Average      2.38%        4.80%         4.16% 2

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

1 FEES AND EXPENSES WERE VOLUNTARILY WAIVED TO .50% OF AVERAGE DAILY NET ASSETS THROUGH JUNE 30, 1996.

2  SINCE 1/1/93

*  NOT ANNUALIZED

[PIE CHART]
SECTORS
% OF PORTFOLIO AS OF 7/31/97


                                  U.S. Government           U.S. Government
        Commercial Paper              Agency                  Obligations
        ----------------          ---------------           ---------------
              48%                        41%                       11%


[BAR GRAPH]
EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 7/31/97

                                     MONTHS
                                 ---------------
                                 0-1        2-12
                                 ---        ----
                                 87%         13%

                                [GLOBE GRAPHIC]
                              FUND MANAGER'S REVIEW
                                IAI RESERVE FUND

[PHOTO]
TIMOTHY A. PALMER,
CFA
IAI RESERVE FUND
MANAGER


IAI RESERVE FUND

WHAT IS THE FUND'S OBJECTIVE?

The IAI Reserve Fund's investment objective is to provide shareholders with high levels of capital stability and liquidity, and, to the extent consistent with these primary objectives, a high level of current income. The Fund pursues its objective primarily through investment in a diversified portfolio of investment-grade bonds and other debt securities of similar quality.

HOW HAS THE FUND PERFORMED?

The Reserve Fund earned a return of 1.60% during the second quarter and 2.32% for the past six months ended July 31, 1997, while the Salomon Brothers One Year Treasury Bill Index earned returns of 1.95% and 3.22%, respectively.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND?

There were no major changes in strategy for the Fund.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The Federal Reserve's decision to "pass" on raising the Fed Funds rate in May and July allowed the longer end of the maturity curve to rally.

The Fund was conservatively postured following the March interest rate hike by the Federal Reserve. Following evidence during May of a slowing economy, the Fund was extended slightly and participated in the late quarter rally.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Recent economic reports showed mixed economic strength during the second quarter. Inflation reports have remained very constructive. However, we expect growth to accelerate in the second half resulting in cyclical pressures that will push the inflation rate 0.5% to 1% higher. Market expectations do not reflect this scenario. The Fund is structured to participate in the current rally but with an eye toward preserving value when signs of capacity constraints or accelerating inflation become visible.

                                [GLOBE GRAPHIC]
                              FUND MANAGER'S REVIEW
                                IAI RESERVE FUND


NOTE TO CHAIRMAN'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI RESERVE FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

CREDIT RATING
% OF PORTFOLIO AS OF 7/31/97

             U.S. Government................................6%

             Aaa...........................................82%

             Aa.............................................0%

             A..............................................5%

             Baa............................................6%

             Non-Investment
             Grade..........................................1%


VALUE OF $10,000 INVESTMENT+

                                                      Salomon Brothers
                                                     One Year Treasury
                                Iai Reserve Fund         Bill Index
            ----------------------------------------------------------
             8/1/87                 $10,000               $10,000
            1/31/88                 $10,323               $10,374
            1/31/89                 $11,026               $10,986
            1/31/90                 $11,967               $12,036
            1/31/91                 $12,994               $13,174
            1/31/92                 $13,936               $14,241
            1/31/93                 $14,434               $14,970
            1/31/94                 $14,931               $15,524
            1/31/95                 $15,371               $16,028
            1/31/96                 $16,408               $17,262
            1/31/97                 $17,091               $18,214
            7/31/97                 $17,488               $18,801


AVERAGE ANNUAL RETURNS+
THROUGH 7/31/97

                              Six Months*    1 Year       5 Years      10 Years
===============================================================================
IAI RESERVE FUND                 2.32%        5.38%        4.22%         5.75%
-------------------------------------------------------------------------------
Salomon Brothers One Year
   Treasury Bill Index           3.22%        6.63%        5.12%         6.52%

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  NOT ANNUALIZED


[PIE CHART]
SECTORS
% OF PORTFOLIO AS OF 7/31/97

U.S. Government
    Agency            U.S. Government                                    U.S. Government     Commercial
Mortgage-Backed           Agency          Asset-Backed     Corporate       Obligations         Paper
---------------       ---------------     ------------     ---------     ---------------     ----------
      3%                    12%                26%            13%               3%               43%


[BAR GRAPH]
EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 7/31/97

                                     YEARS
                      -------------------------------------
                      0-1        1-3        3-5        5-10
                      ---        ---        ---        ----
                      53%        23%        18%         6%

                                 FUND PORTFOLIO
                              IAI MONEY MARKET FUND

                                  JULY 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


U.S. GOVERNMENT OBLIGATIONS - 11.4%

                                                                                        Principal        Market
                                                         Rate         Maturity           Amount         Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 11.4%

                                                         6.00%        11/30/97        $  1,000,000   $  1,001,494
                                                         6.00         12/31/97           1,000,000      1,002,000
                                                         5.00         01/31/98           1,000,000        996,545
                                                                                                     ------------
                                                                                                        3,000,039
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(COST: $3,000,039)................................................................................... $ 3,000,039
=================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 41.0%

                                                                                        Principal        Market
                                                         Rate         Maturity           Amount         Value (a)
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTE - 1.9%

                                                         5.42%        12/16/97       $     500,000  $     499,799
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 39.1%

Federal Farm Credit                                      5.40         08/07/97           1,300,000      1,298,830
Federal Home Loan Bank                                   5.37         08/08/97           1,400,000      1,398,538
Federal Home Loan Mortgage Corporation                   5.75         08/01/97           2,400,000      2,400,000
Federal Home Loan Mortgage Corporation                   5.37         08/22/97           1,400,000      1,395,615
Federal Home Loan Mortgage Corporation                   5.42         08/28/97           3,800,000      3,784,553
                                                                                                       10,277,536
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $10,777,335).................................................................................. $10,777,335
=================================================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                              IAI MONEY MARKET FUND


                                  JULY 31, 1997
                                   (UNAUDITED)


COMMERCIAL PAPER - 47.8%

                                                                                        Principal       Market
                                                         Rate         Maturity           Amount        Value (a)
-----------------------------------------------------------------------------------------------------------------
DRUGS - 9.1%

Pfizer (c)                                               5.44%        08/14/97         $ 1,000,000    $   998,037
Warner-Lambert (c)                                       5.46         08/18/97           1,400,000      1,396,390
                                                                                                      -----------
                                                                                                        2,394,427
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 14.4%

Bell Atlantic Financial Services                         5.46         08/05/97           1,400,000      1,399,150
General Electric Credit                                  5.47         08/15/97           1,000,000        997,873
Motorola                                                 5.46         08/20/97           1,400,000      1,395,966
                                                                                                      -----------
                                                                                                        3,792,989
-----------------------------------------------------------------------------------------------------------------
FOODS AND FOOD PROCESSING - 9.5%

Cargill                                                  5.47         08/11/97           1,300,000      1,298,025
DuPont (E.I.) de Nemours (c)                             5.47         08/20/97           1,200,000      1,196,535
                                                                                                      -----------
                                                                                                        2,494,560
-----------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES - 4.5%

Weyerhauser Mortgage                                     5.48         08/26/97           1,200,000      1,195,433
-----------------------------------------------------------------------------------------------------------------
RETAIL - 5.0%

Procter & Gamble                                         5.45         08/01/97           1,300,000      1,300,000
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 5.3%

Emerson Electric                                         5.45         08/18/97           1,400,000      1,396,397
=================================================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $12,573,806)...............................................................................    $12,573,806
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $26,351,180) (E)...........................................................................    $26,351,180
=================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (0.2%)
   ...............................................................................................    $   (60,262)
=================================================================================================================
TOTAL NET ASSETS
   ...............................................................................................    $26,290,918
=================================================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND

                                  JULY 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

U.S. GOVERNMENT OBLIGATIONS - 3.0%

                                                                                         Principal       Market
                                                         Rate         Maturity            Amount        Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 0.7%
                                                         5.26%        09/18/97          $  400,000(b) $   397,148
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 2.3%
                                                         6.38         05/15/00           1,300,000      1,319,292
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(COST: $1,711,090)................................................................................... $ 1,716,440
=================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 12.9%

                                                                                         Principal      Market
                                                         Rate         Maturity            Amount       Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%

Federal Home Loan Mortgage Corporation (discount note)   5.75%        08/01/97          $1,100,000    $ 1,100,000
                                                         5.37         08/21/97           2,800,000      2,791,647
                                                         5.40         08/26/97           1,500,000      1,494,375
                                                         5.42         08/28/97           2,100,000      2,091,463
                                                                                                      -----------
                                                                                                        7,477,485
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $7,477,485)................................................................................... $ 7,477,485
=================================================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%

                                                                                         Principal      Market
                                                         Rate         Maturity            Amount       Value (a)
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 3.5%
                                                         7.50%        09/01/27(d)       $1,980,000    $ 2,015,264
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $2,001,656)................................................................................... $ 2,015,264
=================================================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)


CORPORATE BONDS - 12.9%

                                                                                         Principal       Market
                                                         Rate         Maturity            Amount        Value (a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 8.4%

Railcar Leasing (c)                                      6.75%        07/15/06       $   2,819,673  $   2,870,991
Salomon                                                  6.50         03/01/00           2,000,000      2,010,180
                                                                                                      -----------
                                                                                                        4,881,171
-----------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.9%

Tele-Communications                                      9.25         04/15/02           1,000,000      1,095,870
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 0.9%

El Paso Electric Series A                                7.25         02/01/99             500,000        503,200
-----------------------------------------------------------------------------------------------------------------
YANKEE - 1.7%

Banco Latinoamericano Series CD                          6.20         03/12/98           1,000,000      1,000,590
=================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $7,376,920)................................................................................... $ 7,480,831
=================================================================================================================

ASSET-BACKED SECURITIES - 26.4%

                                                                                         Principal       Market
                                                         Rate         Maturity            Amount        Value (a)
-----------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 15.1%

Ford Credit Auto Lease Trust 96-1 A2                     5.80%        05/15/99       $   1,000,000   $  1,001,380
MMCA Automobile Trust 93-1 A                             4.00         11/16/98             241,533        241,255
National Car Rental Financing 96-1 A2 (c)                6.80         04/20/00           3,000,000      3,022,500
Navistar Financial Corporation Owner Trust 96-B A3       6.33         04/21/03           2,100,000      2,115,246
World Omni Automobile Lease Securitization Trust 97-A A3 6.85         06/25/03           2,380,000      2,419,413
                                                                                                      -----------
                                                                                                        8,799,794
-----------------------------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 6.1%

AESOP Funding II 97-1 A2                                 6.40         10/20/03(d)        3,000,000      3,016,875
Dayton Hudson Credit Card Master Trust 95-1 A            6.10         02/25/02             500,000        502,555
                                                                                                      -----------
                                                                                                        3,519,430
-----------------------------------------------------------------------------------------------------------------
HOME EQUITY - 5.2%

Contimortgage Home Equity Loan Trust 97-3 A5             7.01         08/15/13           3,000,000      3,052,500
=================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $15,215,484).................................................................................. $15,371,724
=================================================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 FUND PORTFOLIO
                                IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)

COMMERCIAL PAPER - 44.3%

                                                                                        Principal        Market
                                                         Rate         Maturity           Amount         Value (a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 19.8%

CSW Credit                                               5.55%        08/04/97      $  1,100,000     $  1,099,491
Ford Motor Credit                                        5.49         08/11/97         3,000,000        2,995,425
General Electric Credit                                  5.47         08/15/97         1,400,000        1,397,022
Motorola Credit                                          5.46         08/20/97         3,000,000        2,991,355
University of Chicago                                    5.49         08/14/97         3,000,000        2,994,053
                                                                                                      -----------
                                                                                                       11,477,346
-----------------------------------------------------------------------------------------------------------------
FOODS AND FOOD PROCESSING - 3.4%

Cargill                                                  5.47         08/08/97         2,000,000        1,997,873
-----------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.1%

Becton Dickinson                                         5.48         08/05/97         2,420,000        2,418,526
Montsanto                                                5.50         08/06/97         2,900,000        2,897,785
                                                                                                      -----------
                                                                                                        5,316,311
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.1%

GTE Funding                                              5.49         08/26/97         3,000,000        2,988,562
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 6.9%

Idaho Power                                              5.48         08/18/97         2,200,000        2,194,307
Potomac Electric Power                                   5.49         08/19/97         1,800,000        1,795,059
                                                                                                      -----------
                                                                                                        3,989,366
=================================================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $25,769,458) ..............................................................................    $25,769,458
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $59,552,093) (E) ..........................................................................    $59,831,202
=================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (3.0%)
   ...............................................................................................    $(1,754,732)
=================================================================================================================
TOTAL NET ASSETS
   ...............................................................................................    $58,076,470
=================================================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 13

                                 [GLOBE GRAPHIC]
                            NOTES TO FUND PORTFOLIOS
                    IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)

                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Security is partially pledged to cover initial margin on open futures contracts (see Note 6 to the financial statements).
                                       (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. This issue may be only sold to other qualified institutional buyers and is considered liquid under guidelines established by the Board of Directors.

                                       (d)

Purchased on a when-issued basis. At July 31, 1997 the total cost of securities purchased on a when-issued basis in the IAI Reserve Fund portfolio was $4,989,431.

                                       (e)

At July 31, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                 IAI MONEY MARKET            IAI RESERVE
                                       FUND                      FUND
-------------------------------------------------------------------------------
Cost for federal tax purposes      $ 26,351,180             $ 59,552,093
                               ================================================
Gross unrealized appreciation      $       --               $    279,238
Gross unrealized depreciation              --                       (129)
                               ------------------------------------------------
Net unrealized appreciation        $       --               $    279,109
                               ================================================

                                [GLOBE GRAPHIC]
                      STATEMENTS OF ASSETS AND LIABILITIES
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                 JULY 31, 1997
                                  (UNAUDITED)

                                                                        IAI MONEY                   IAI
                                                                       MARKET FUND              RESERVE FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market
   (Cost: $26,351,180 and $59,552,093)
   (see Fund Portfolios)                                               $ 26,351,180          $ 59,831,202
Cash in bank on demand deposit                                                4,360                50,524
Receivable for investment securities sold                                      --               2,035,069
Accrued interest receivable                                                  43,952               194,972
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                          26,399,492            62,111,767
------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                    --               4,024,969
Dividends payable ($.0042 per share)                                        108,574                  --
Variation margin payable                                                       --                  10,328
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        108,574             4,035,297
------------------------------------------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                  $ 26,290,918          $ 58,076,470
============================================================================================================
REPRESENTED BY:
Capital stock                                                          $    262,939          $     58,919
Additional paid-in capital                                               26,030,949            60,012,076
Undistributed (distribution in excess of) net investment income              (2,970)               45,062
Accumulated net realized gains (losses) on investments                         --              (2,206,953)
Unrealized appreciation on investment securities                               --                 167,366
------------------------------------------------------------------------------------------------------------
   TOTAL - REPRESENTING NET ASSETS APPLICABLE
      TO OUTSTANDING CAPITAL STOCK                                     $ 26,290,918          $ 58,076,470
============================================================================================================
   Shares of capital stock outstanding; authorized 10 billion
      shares of $.01 par value stock                                     26,293,888             5,891,852
------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK              $       1.00          $       9.86
============================================================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                                [GLOBE GRAPHIC]
                            STATEMENTS OF OPERATIONS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                         SIX MONTHS ENDED JULY 31, 1997
                                  (UNAUDITED)

                                                                        IAI MONEY                   IAI
                                                                       MARKET FUND              RESERVE FUND
============================================================================================================
NET INVESTMENT INCOME
   INCOME
       Interest                                                           $ 837,547            $ 1,775,933
------------------------------------------------------------------------------------------------------------
       TOTAL INCOME                                                         837,547              1,775,933
------------------------------------------------------------------------------------------------------------
EXPENSES
       Management fees                                                       91,278                254,966
       Compensation of Directors                                              1,618                  3,294
------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                                        92,896                258,260
       Less fees reimbursed by Advisers                                      (1,618)                (3,294)
------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                          91,278                254,966
------------------------------------------------------------------------------------------------------------
       NET INVESTMENT INCOME                                                746,269              1,520,967
------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses)
   Net realized gains (losses) on:
       Investment securities                                   $    805               $(146,295)
       Futures contracts                                            --                 (272,481)
                                                               --------               ---------
                                                                                805               (418,776)
   Net change in unrealized appreciation or depreciation on:
       Investment securities                                   $    --                $ 334,197
       Futures contracts                                            --                 (122,811)
                                                               --------               ---------
                                                                               --                  211,386
------------------------------------------------------------------------------------------------------------
       NET GAIN (LOSS) ON INVESTMENTS                                           805               (207,390)
------------------------------------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                                 $ 747,074            $ 1,313,577
============================================================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                       STATEMENTS OF CHANGES IN NET ASSETS
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                                                               IAI MONEY MARKET FUND            IAI RESERVE FUND

                                                                             Six months                   Six months
                                                                               ended        Year ended       ended      Year ended
                                                                              July 31,      January 31,     July 31,    January 31,
                                                                                1997           1997          1997          1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                   (UNAUDITED)                 (UNAUDITED)
    Net investment income                                                   $    746,269   $  1,469,404  $ 1,520,967  $  3,392,145
    Net realized gains (losses)                                                      805           (847)    (418,776)     (400,962)
    Net change in unrealized appreciation or depreciation                           --             --        211,386      (305,113)
----------------------------------------------------------------------------------------------------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    747,074      1,468,557    1,313,577     2,686,070
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                       (749,239)    (1,469,404)  (1,493,731)   (3,394,308)
----------------------------------------------------------------------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                                                    (749,239)    (1,469,404)  (1,493,731)   (3,394,308)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
    Net proceeds from sale of shares                                          69,771,166    360,228,039   44,527,164   168,048,225
    Net asset value of shares issued to shareholders in
         reinvestment of distributions                                           643,155      1,386,884    1,466,576     3,325,018
    Cost of shares redeemed                                                  (70,261,135)  (362,869,212) (47,860,746) (165,515,792)
----------------------------------------------------------------------------------------------------------------------------------
         INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS       153,186     (1,254,289)  (1,867,006)    5,857,451
----------------------------------------------------------------------------------------------------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                 151,021     (1,255,136)  (2,047,160)    5,149,213

NET ASSETS AT BEGINNING OF PERIOD                                             26,139,897     27,395,033   60,123,630    54,974,417
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                                 $ 26,290,918   $ 26,139,897  $58,076,470  $ 60,123,630
==================================================================================================================================
    INCLUDING UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
       NET INVESTMENT INCOME OF:                                            $     (2,970)  $      --     $    45,062  $     17,826
==================================================================================================================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                              FINANCIAL HIGHLIGHTS
                              IAI MONEY MARKET FUND

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                     Years ended
                                     Six months       January 31,      Period from       Year ended     Period from
                                        ended        ------------    April 1, 1994 to     March 31,  January 5, 1993****
                                    July 31, 1997    1997    1996    January 31, 1995+      1994     to March 31, 1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                      (UNAUDITED)
   Beginning of period                   $  1.00   $  1.00   $  1.00     $  1.00          $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income                    0.02      0.05      0.05        0.03             0.03            0.01
---------------------------------------------------------------------------------------------------------------------------
     TOTAL FROM OPERATIONS                  0.02      0.05      0.05        0.03             0.03            0.01
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                   (0.02)    (0.05)    (0.05)      (0.03)           (0.03)          (0.01)
---------------------------------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                   (0.02)    (0.05)    (0.05)      (0.03)           (0.03)          (0.01)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   End of period                         $  1.00   $  1.00   $  1.00     $  1.00          $  1.00         $  1.00
===========================================================================================================================
Total investment return*                    2.42%     4.89%     5.46%       3.47%            2.88%           2.85%**

Net assets at end of period
   (000's omitted)                       $26,291   $26,140   $27,395     $33,175          $29,788         $25,877

RATIOS
   Expenses to average daily net assets***  0.60%**   0.56%     0.50%       0.50%**          0.45%           0.29%**
   Net investment income to average
     daily net assets***                    4.90%**   4.80%     5.34%       4.12%**          2.73%           2.96%**



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**       ANNUALIZED

*** THE FUND'S ADVISER VOLUNTARILY WAIVED $21,950, $76,386, $81,895, $147,924 AND $18,494 IN EXPENSES FOR THE YEARS ENDED JANUARY 31, 1997, AND 1996, THE PERIOD ENDED JANUARY 31, 1995, THE YEAR ENDED MARCH 31, 1994, AND THE PERIOD ENDED MARCH 31, 1993, RESPECTIVELY. IF THE FUND HAD BEEN CHARGED FOR THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .63%, .74%, .88%, .88% AND .69%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 4.73%, 5.10%, 3.74%, 2.30% AND 2.56%,
         RESPECTIVELY.

****     COMMENCEMENT OF OPERATIONS

+        REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO JANUARY 31.

                              FINANCIAL HIGHLIGHTS
                                IAI RESERVE FUND

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                   Years ended                          Years ended
                                            Six months             January 31,       Period from         March 31,
                                               ended           -----------------  April 1, 1994 to   ------------------
                                           July 31, 1997       1997         1996  January 31, 1995+   1994       1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                             (UNAUDITED)
   Beginning of period                         $   9.88      $  10.00     $   9.89     $   9.98     $  10.10    $ 10.16
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income                           0.25          0.52         0.56         0.40         0.39       0.36
   Net realized and unrealized gains (losses)     (0.02)        (0.12)        0.09        (0.08)       (0.13)      0.02
-------------------------------------------------------------------------------------------------------------------------
      TOTAL FROM OPERATIONS                        0.23          0.40         0.65         0.32         0.26       0.38
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.25)        (0.52)       (0.54)       (0.41)       (0.37)     (0.36)
   Net realized gains                               --            --           --           --         (0.01)     (0.08)
-------------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                         (0.25)        (0.52)       (0.54)       (0.41)       (0.38)     (0.44)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   End of period                               $   9.86      $   9.88     $  10.00     $   9.89     $   9.98    $  10.10
=========================================================================================================================
Total investment return*                           2.32%         4.16%        6.76%        3.21%        2.60%       3.81%
Net assets at end of period (000's omitted)    $ 58,076      $ 60,124     $ 54,974     $ 77,273     $ 98,813    $ 82,085

RATIOS
   Expenses to average net assets                  0.85%**       0.85%        0.85%        0.85%**      0.85%       0.85%
   Net investment income to average net assets     5.07%**       5.22%        5.48%        4.77%**      3.95%       3.49%
   Portfolio turnover rate
      (excluding short-term securities)           110.2%        231.0%       261.1%       170.0%       235.0%      538.7%



* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**       ANNUALIZED

+        REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO JANUARY 31.

                                [GLOBE GRAPHIC]
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Reserve Fund (Reserve Fund) is a separate portfolio of IAI Investment Funds V, Inc. IAI Money Market Fund (Money Market Fund) is a separate portfolio of IAI Investment Funds VI, Inc. The Funds' objectives are to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Reserve Fund and Money Market Fund (the Funds).

Significant accounting policies followed by the Funds are summarized below:

SECURITY VALUATION

Securities in the Reserve Fund traded on national exchanges are valued at the last reported sales price at the close of each business day. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, the last reported bid price is used. Such valuations are obtained from pricing services or are supplied by dealers.

Short-term securities with maturities of 60 days or less from the date of initial acquisition are valued at amortized cost. Those securities with maturities greater than 60 days from the date of initial acquisition are marked-to-market on a daily basis.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market Fund are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

REPURCHASE AGREEMENTS

Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral, including accrued interest, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization of the collateral may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Reserve Fund on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

FUTURES CONTRACTS

In order to increase exposure to and hedge against changes in the market, Reserve Fund may buy and sell futures contracts. The risks of entering into futures contracts include the possibility that changes in the value of these contracts may not correlate with changes in the value of the underlying securities.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, Reserve Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the

                                [GLOBE GRAPHIC]
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

contract, or variation margin, are recorded as unrealized gains and losses.
The variation margin is paid or received in cash daily by Reserve Fund. Reserve Fund realizes a gain or loss when the contract is closed or expires.

FOREIGN CURRENCY
TRANSLATIONS AND FOREIGN
CURRENCY CONTRACTS

Reserve Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation (depreciation) on foreign currency transactions. Exchange gains (losses) may also be realized between the trade and settlement dates on security and foreign currency contract transactions.

Reserve Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reserve Fund may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Reserve Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Reserve Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all their taxable income to shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Funds are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

For federal income tax purposes, Reserve Fund had a capital loss carryover of approximately $1,777,000 at January 31, 1997 which, if not offset by subsequent capital gains, will expire in 2002 through 2005. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

                                [GLOBE GRAPHIC]
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

SECURITY TRANSACTIONS AND
INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Interest income is accrued daily. Reserve Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. For Money Market Fund, discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO
SHAREHOLDERS

Distributions to Reserve Fund shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid monthly. For Money Market Fund, distributions from net investment income are declared daily and paid on the first business day of the following month. Capital gains for the Funds, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Funds and their officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). The Funds are committed to make capital contributions, if requested by the Company.

Reserve Fund and Money Market Fund have available $15,000,000 and $9,200,000 lines of credit, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. There were no borrowings outstanding at July 31, 1997.

[3] FEES AND EXPENSES

Under terms of each Funds' Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. For Reserve Fund this fee is equal to an annual rate of 0.85% of average daily net assets. For Money Market Fund this fee is equal to an annual rate of 0.60% declining to 0.50% of average daily net assets. This fee is paid monthly. The Management Agreements further provide that Advisers will reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

[4] CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods ended July 31, 1997 and January 31, 1997 were as follows:

                                                  IAI MONEY MARKET FUND                  IAI RESERVE FUND
-----------------------------------------------------------------------------------------------------------------
                                              Six months        Year ended         Six months         Year ended
                                                 ended          January 31,           ended           January 31,
                                             July 31, 1997         1997           July 31, 1997          1997
-----------------------------------------------------------------------------------------------------------------
SOLD                                           69,771,166       360,228,039        4,510,076          16,939,554
ISSUED FOR REINVESTED DISTRIBUTIONS               643,155         1,386,884          148,979             336,417
REDEEMED                                      (70,261,135)     (362,869,212)      (4,849,527)        (16,688,429)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN SHARES OUTSTANDING         153,186        (1,254,289)        (190,472)            587,542
=================================================================================================================

                                [GLOBE GRAPHIC]
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                     IAI MONEY MARKET FUND, IAI RESERVE FUND

                                  JULY 31, 1997
                                   (UNAUDITED)


[5] PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 1997, purchases of securities and sales proceeds for the Funds were as follows:

                                                        Purchases             Sales
--------------------------------------------------------------------------------------
IAI MONEY MARKET FUND                                  $741,308,063       $741,856,355
IAI RESERVE FUND (EXCLUDES SHORT-TERM SECURITIES)      $ 34,505,234       $ 48,981,599


[6] OPEN FUTURES CONTRACTS

The financial futures contracts shown below were open as of July 31, 1997 for the IAI Reserve Fund. The market value of securities deposited to cover initial margin requirements for the open positions at July 31, 1997 was $124,109.


                                                              FUTURES
---------------------------------------------------------------------------------------------------------
                          Number of       Expiration                          Market           Unrealized
      Type                Contracts          Month          Position          Value           Depreciation
----------------------------------------------------------------------------------------------------------
U.S. Treasury Note            31         September 1997       Short       $  3,347,516        $  (37,843)
U.S. Treasury Note            20         September 1997       Short          2,146,250           (73,900)
                                                                                             -------------
                                                                                              $ (111,743)

                                [GLOBE GRAPHIC]
                             IAI MUTUAL FUND FAMILY
                             ----------------------

TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE
MUTUAL FUNDS IN OUR FUND FAMILY

                                                          Secondary
IAI Fund                       Primary Objective           Objective          Portfolio Composition
------------------------------------------------------------------------------------------------------------------------------------
IAI DEVELOPING                Capital Appreciation            --              Equity securities of companies in developing countries
COUNTRIES FUND
------------------------------------------------------------------------------------------------------------------------------------
IAI INTERNATIONAL FUND        Capital Appreciation          Income            Equity securities of non-U.S. companies
------------------------------------------------------------------------------------------------------------------------------------
IAI EMERGING GROWTH FUND      Capital Appreciation            --              Common stocks of small- to medium-sized
                                                                              emerging growth companies
------------------------------------------------------------------------------------------------------------------------------------
IAI CAPITAL                   Capital Appreciation            --              Common stocks of small- to medium-sized
APPRECIATION FUND                                                             growth companies
------------------------------------------------------------------------------------------------------------------------------------
IAI MIDCAP GROWTH FUND        Capital Appreciation            --              Common stocks of medium-sized growth companies
------------------------------------------------------------------------------------------------------------------------------------
IAI REGIONAL FUND             Capital Appreciation            --              Common stocks of Upper Midwest companies
------------------------------------------------------------------------------------------------------------------------------------
IAI GROWTH FUND               Capital Appreciation            --              Common stocks with potential for above-average
                                                                              growth and appreciation
------------------------------------------------------------------------------------------------------------------------------------
IAI VALUE FUND                Capital Appreciation            --              Common stocks which are considered to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
IAI GROWTH AND INCOME FUND    Capital Appreciation          Income            Common stocks with potential for long-term
                                                                              appreciation, and common stocks that are expected to
                                                                              produce income
------------------------------------------------------------------------------------------------------------------------------------
IAI BALANCED FUND             Total Return                  Income            Common stocks, investment-grade bonds and
                              [CAPITAL APPRECIATION + INCOME]                 short-term instruments
------------------------------------------------------------------------------------------------------------------------------------
IAI BOND FUND                 Income                 Capital Preservation     Investment-grade bonds
------------------------------------------------------------------------------------------------------------------------------------
IAI GOVERNMENT FUND           Income                 Capital Preservation     U.S. Government securities
------------------------------------------------------------------------------------------------------------------------------------
IAI RESERVE FUND              Stability/Liquidity           Income            The portfolio has a maximum average maturity of
                                                                              investing 25 months, primarily in investment-grade
                                                                              bonds
------------------------------------------------------------------------------------------------------------------------------------
IAI MONEY MARKET FUND         Stability/Liquidity           Income            The portfolio's average dollar-weighted maturity is
                                                                              90 days, less than investing in high quality, money
                                                                              market securities
------------------------------------------------------------------------------------------------------------------------------------


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                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.

                                  P.O. Box 357

                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863

                                  612.376.2700

                             http://www.iaifunds.com


                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.

                               Sixth and Marquette

                              Minneapolis, MN 55479


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP

                             220 South Sixth Street

                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP

                               4200 Norwest Center

                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch

                               W. William Hodgson

                                 George R. Long

                                  Noel P. Rahn

                                J. Peter Thompson

                               Charles H. Withers


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                                     [LOGO]
                                      IAI
                                  MUTUAL FUNDS

                      3700 FIRST BANK PLACE, P.O. BOX 357,
                       MINNEAPOLIS, MINNESOTA 55440-0357
                              USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700